Supplement dated October 1, 2024
to the Prospectus (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Acorn Trust
Columbia Acorn European Fund	5/1/2024
Columbia Acorn Fund	5/1/2024
Columbia Acorn International	5/1/2024
Columbia Acorn International Select	5/1/2024
Columbia Thermostat Fund	5/1/2024
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2024
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2024
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2024
Columbia Convertible Securities Fund	7/1/2024
Columbia Large Cap Enhanced Core Fund	7/1/2024
Columbia Large Cap Growth Opportunity Fund	7/1/2024
Columbia Large Cap Index Fund	7/1/2024
Columbia Mid Cap Index Fund	7/1/2024
Columbia Overseas Value Fund	7/1/2024
Columbia Select Large Cap Equity Fund	7/1/2024
Columbia Select Mid Cap Value Fund	7/1/2024
Columbia Short Duration Municipal Bond Fund	9/1/2024
Columbia Short Term Bond Fund	8/1/2024
Columbia Small Cap Index Fund	7/1/2024
Columbia Small Cap Value Fund II	7/1/2024
Columbia Funds Series Trust I
Columbia Balanced Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3, R)	1/1/2024
Columbia Balanced Fund (Class S)	7/1/2024
Columbia Bond Fund	9/1/2024
Columbia Contrarian Core Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3, R)	1/1/2024
Columbia Contrarian Core Fund (Class S)	7/1/2024
Columbia Corporate Income Fund	9/1/2024
Columbia Emerging Markets Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3)	1/1/2024
Columbia Emerging Markets Fund (Class S)	7/1/2024
Columbia Global Technology Growth Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3)	1/1/2024
Columbia Global Technology Growth Fund (Class S)	7/1/2024
Columbia Greater China Fund	1/1/2024
Columbia Intermediate Duration Municipal Bond Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3)	3/1/2024
Columbia Intermediate Duration Municipal Bond Fund (Class S)	7/1/2024
Columbia International Dividend Income Fund (Classes A, Adv, Inst, Inst 2, Inst 3)	1/1/2024
Columbia International Dividend Income Fund (Class S)	7/1/2024
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R)	12/1/2023
Columbia Large Cap Growth Fund (Class S)	7/1/2024
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2024
Columbia New York Intermediate Municipal Bond Fund	3/1/2024
Columbia Oregon Intermediate Municipal Bond Fund (Classes A, Adv, Inst, Inst 2, Inst 3)	12/1/2023
Columbia Oregon Intermediate Municipal Bond Fund (Class S)	7/1/2024
Columbia Real Estate Equity Fund	5/1/2024
Columbia Select Large Cap Growth Fund	8/1/2024
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Fund	Prospectus Dated
Columbia Select Mid Cap Growth Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3)	1/1/2024
Columbia Select Mid Cap Growth Fund (Class S)	7/1/2024
Columbia Small Cap Growth Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3, R)	1/1/2024
Columbia Small Cap Growth Fund (Class S)	7/1/2024
Columbia Small Cap Value Fund I	9/1/2024
Columbia Strategic California Municipal Income Fund	3/1/2024
Columbia Strategic Income Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3, R)	1/1/2024
Columbia Strategic Income Fund (Class S)	7/1/2024
Columbia Strategic New York Municipal Income Fund	3/1/2024
Columbia Tax-Exempt Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3)	12/1/2023
Columbia Tax-Exempt Fund (Class S)	7/1/2024
Columbia Total Return Bond Fund	9/1/2024
Columbia Ultra Short Term Bond Fund	12/1/2023
Columbia U.S. Treasury Index Fund	9/1/2024
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2024
Columbia Capital Allocation Conservative Portfolio	6/1/2024
Columbia Capital Allocation Moderate Portfolio	6/1/2024
Columbia Disciplined Core Fund	12/1/2023
Columbia Disciplined Growth Fund	12/1/2023
Columbia Disciplined Value Fund	12/1/2023
Columbia Emerging Markets Bond Fund	1/1/2024
Columbia Floating Rate Fund	12/1/2023
Columbia Global Opportunities Fund	12/1/2023
Columbia Global Value Fund	7/1/2024
Columbia Government Money Market Fund	12/1/2023
Columbia Income Builder Fund	6/1/2024
Columbia Income Opportunities Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3)	12/1/2023
Columbia Income Opportunities Fund (Class S)	7/1/2024
Columbia Integrated Large Cap Growth Fund	1/1/2024
Columbia Integrated Large Cap Value Fund	1/1/2024
Columbia Integrated Small Cap Growth Fund	1/1/2024
Columbia Limited Duration Credit Fund	12/1/2023
Columbia Minnesota Tax-Exempt Fund	12/1/2023
Columbia Overseas Core Fund	7/1/2024
Columbia Pyrford International Stock Fund	1/1/2024
Columbia Select Global Equity Fund	3/1/2024
Columbia Seligman Global Technology Fund (Classes A, Adv, C, Inst, Inst2, Inst 3, R)	3/1/2024
Columbia Seligman Global Technology Fund (Class S)	7/1/2024
Columbia Strategic Municipal Income Fund (Classes A, Adv, C, Inst, Inst 2, Inst 3)	12/1/2023
Columbia Strategic Municipal Income Fund (Class S)	7/1/2024
Columbia Ultra Short Duration Municipal Bond Fund	1/1/2024
For each Fund The following information in the section "Appendix A: Financial Intermediary - Specific Reductions/Waivers of Sales Charges" regarding American Financial Services, LLC, Edward D. Jones & Co., L.P. and Stifel, Nicolaus & Company, Incorporated is hereby replaced with the following:
 Ameriprise Financial Services, LLC (Ameriprise Financial)
The following information has been provided by Ameriprise Financial:

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Front-End Sales Charge Reductions on Class A Shares Purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
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Rights of accumulation (ROA), as described in this prospectus or the SAI.
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Letter of intent, as described in this prospectus or the SAI.
Front-End Sales Charge Waivers on Class A Shares Purchased through Ameriprise Financial:
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
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Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
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Shares purchased by employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
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Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and Class C shares Purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
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redemptions due to death or disability of the shareholder
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shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
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redemptions made in connection with a return of excess contributions from an IRA account
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shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after September 3, 2024, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or

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through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
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The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
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Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made from a share class that charges a front-end load and one of the following (“Right of Reinstatement”):
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The redemption and repurchase occur in the same account.
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The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
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Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
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Purchases of Class 529 shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
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The death or disability of the shareholder.
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Systematic withdrawals with up to 10% per year of the account value.
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Return of excess contributions from an Individual Retirement Account (IRA).
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Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
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Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
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Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through NAV reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
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Initial purchase minimum: $250
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Subsequent purchase minimum: none
Minimum Balances
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Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
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A fee-based account held on an Edward Jones platform.
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A 529 account held on an Edward Jones platform.
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An account with an active systematic investment plan or LOI.
Exchanging Share Classes
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At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Stifel, Nicolaus & Company, Incorporated (Stifel) and its broker dealer affiliates
The following information has been provided by Stifel:
Effective October 1, 2024, shareholders purchasing or holding Columbia Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
CLASS A SHARES
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
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Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Columbia Funds held by accounts

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within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
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Class Cshares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
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Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
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Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Columbia Funds.
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Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
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Shares from rollovers into Stifel from retirement plans to IRAs.
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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
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Purchases of Class 529-A shares through a rollover from another 529 plan.
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Purchases of Class 529-A shares made for reinvestment of refunded amounts.
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
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Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
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Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
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Shares acquired through a right of reinstatement.
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Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
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Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
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Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

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